Income Taxes (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Federal statutory rate	21.00%	21.00%	21.00%	21.00%
Deferred tax assets, valuation allowance	$ 25,252		$ 28,410	$ 25,670
Net operating loss carryforward, Federal	$ 42,600
Percentage of net operating loss carryforwards	80.00%	80.00%
Liability for income tax, unrecognized tax benefits	$ 4,000
Interest and penalties related to uncertain tax position	$ 575,000		$ 16,000
Effective tax rate	(69.59%)	(69.59%)	2.87%	4.35%
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Deferred tax assets, valuation allowance	$ 25,300		$ 28,400
Net operating loss carryforward, State	$ 56,500
MNE Groups [Member]
Income Taxes [Line Items]
Effective tax rate	15.00%	15.00%
Ultimate Parent Entity [Member]
Income Taxes [Line Items]
Annual revenue (in Euro) | €		€ 750
Canada [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, foreign	$ 800
Taiwan [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, foreign	$ 7,900